UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number           811-07644

                           Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

∎ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Objective:

Growth of capital.

Current income is a

secondary objective.

Portfolio:

At least 80% common

stocks and securities

convertible into common

stocks

Inception Date:

May 1, 1995

Net Assets at

June 30, 2020:

$63,377,229

Top Ten Holdings (As of 6/30/2020) (Unaudited)

Company	Percentage of Total Net Assets
Brown-Forman Corp.	4.8%
Aerojet Rocketdyne Holdings Inc.	4.5%
Newmont Corp.	3.8%
Diageo plc	3.6%
Griffin Industrial Realty Inc.	3.5%
Sony Corp.	3.4%
ViacomCBS Inc.	3.2%
AMETEK Inc.	2.8%
Honeywell International Inc.	2.6%
Texas Instruments Inc.	2.6%

Sector Weightings (Percentage of Total Net Assets as of 6/30/2020) (Unaudited)

Average Annual Total Returns (For six months ended 6/30/2020) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	15 Year	Since Inception (5/1/1995)
Gabelli Capital Asset Fund	(18.89)%	(16.77)%	1.16%	8.72%	6.29%	8.75%
S&P 500 Index	(3.08)	7.51	10.73	13.99	8.83	9.48(a)

The Standard & Poor’s (S&P) 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

(a) S&P 500 Index since inception performance results are as of April 30, 1995.

About information in this report:

All performance data quoted are historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianlife.com. Current performance may be higher or lower than the performance quoted here. Performance returns for periods of less than one year are not annualized. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

∎ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2020 through June 30, 2020.

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$811.10	1.34%	$6.03
Hypothetical 5% Return	$1,000.00	$1,018.20	1.34%	$6.72

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), then divided by 366.

2	GABELLI CAPITAL ASSET FUND

∎ Gabelli Capital Asset Fund

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2020:

Financials	13.6%
Consumer Staples	11.7%
Aerospace and Defense	11.2%
Machinery	9.4%
Materials	8.1%
Media	8.0%
Information Technology	5.4%
Consumer Durables	4.9%
Electrical Equipment	4.6%
Entertainment	3.8%
Telecommunication Services	3.4%
Commercial and Professional Services	2.4%
Retailing	2.1%
Transportation	1.9%

Utilities	1.7%
Diversified Industrial	1.5%
Health Care	1.4%
Energy	1.3%
Consumer Services	1.0%
Building and Construction	0.8%
Building Products	0.6%
Publishing	0.4%
Closed-End Funds	0.3%
Automobiles and Components	0.2%
Other Assets and Liabilities (Net)	0.3%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

∎	Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2020 (Unaudited)
Shares		Cost	Market Value

Common Stocks — 99.4%
Aerospace and Defense — 11.2%
72,000	Aerojet Rocketdyne Holdings Inc.†	$419,617	$2,854,080
500	Curtiss-Wright Corp.	9,147	44,640
11,500	HEICO Corp.	55,019	1,145,975
11,500	Honeywell International Inc.	322,396	1,662,785
29,000	Kaman Corp.	377,563	1,206,400
50,000	Rolls-Royce Holdings plc	215,001	176,819

		1,398,743	7,090,699

Automobiles and Components — 0.2%
1,000	BorgWarner Inc.	10,743	35,300
8,000	Dana Inc.	151,436	97,520
1,750	Garrett Motion Inc.†	5,245	9,695

		167,424	142,515

Building and Construction — 0.8%
17,500	Herc Holdings Inc.†	617,534	537,775

Building Products — 0.6%
20,000	Griffon Corp.	240,190	370,400

Commercial and Professional Services — 2.4%
6,500	Rollins Inc.	10,329	275,535
12,000	Waste Management Inc.	443,589	1,270,920

		453,918	1,546,455

Consumer Durables — 4.9%
3,600	Cavco Industries Inc.†	104,993	694,260
9,000	Skyline Champion Corp.†	43,076	219,060
31,500	Sony Corp., ADR	580,770	2,177,595

		728,839	3,090,915

Consumer Services — 1.0%
20,000	Boyd Gaming Corp.	134,513	418,000
12,000	Canterbury Park Holding Corp.	133,016	129,000
48,000	Dover Motorsports Inc.	198,949	74,400

		466,478	621,400

Consumer Staples — 11.7%
3,000	Archer-Daniels-Midland Co.	63,720	119,700
53,000	Brown-Forman Corp., Cl. A	395,289	3,051,210
1,800	Bunge Ltd.	94,980	74,034
41,500	Danone SA, ADR†	446,057	572,762
17,200	Diageo plc, ADR	709,396	2,311,508
10,400	Fomento Economico Mexicano SAB de CV, ADR	335,964	644,904
1,500	National Beverage Corp.†	66,260	91,530
3,000	The Coca-Cola Co.	73,482	134,040
12,501	Tootsie Roll Industries Inc.	224,919	428,409

		2,410,067	7,428,097

Diversified Industrial — 1.5%
1,900	EnPro Industries Inc.	99,077	93,651
14,000	ITT Inc.	265,633	822,360
1,000	Textron Inc.	47,843	32,910

		412,553	948,921

Shares		Cost	Market Value

Electrical Equipment — 4.6%
20,000	AMETEK Inc.	$83,693	$1,787,400
20,500	Franklin Electric Co. Inc.	108,884	1,076,660
300	Rockwell Automation Inc.	14,247	63,900

		206,824	2,927,960

Energy — 1.3%
2,000	Chevron Corp.	124,960	178,460
7,000	ConocoPhillips	147,012	294,140
6,000	Devon Energy Corp.	181,380	68,040
4,000	Exxon Mobil Corp.	168,550	178,880
24,000	RPC Inc.†	116,480	73,920

		738,382	793,440

Entertainment — 3.8%
3,200	The Walt Disney Co.	56,544	356,832
80,000	ViacomCBS Inc., Cl. A	3,363,402	2,048,000

		3,419,946	2,404,832

Financials — 13.6%
15,000	American Express Co.	353,967	1,428,000
1,500	Argo Group International Holdings Ltd.	29,399	52,245
2,000	BKF Capital Group Inc.†	48,829	15,120
40,800	Griffin Industrial Realty Inc.	600,706	2,210,136
4,500	JPMorgan Chase & Co.	128,942	423,270
1,500	Marsh & McLennan Companies Inc.	39,060	161,055
19,000	Morgan Stanley	516,688	917,700
11,500	Ryman Hospitality Properties Inc., REIT	249,168	397,900
12,500	State Street Corp.	712,475	794,375
38,000	The Bank of New York Mellon Corp.	1,052,926	1,468,700
30,000	Wells Fargo & Co.	900,752	768,000

		4,632,912	8,636,501

Health Care — 1.4%
7,500	Covetrus Inc.†	99,704	134,175
12,000	Henry Schein Inc.†	234,949	700,680
1,000	Patterson Cos. Inc.	22,326	22,000

		356,979	856,855

Information Technology — 5.4%
15,000	Corning Inc.	170,820	388,500
61,000	CTS Corp.	586,869	1,222,440
3,600	Diebold Nixdorf Inc.†	19,698	21,816
4,000	EchoStar Corp., Cl. A†	69,708	111,840
13,000	Texas Instruments Inc.	267,070	1,650,610

		1,114,165	3,395,206

Machinery — 9.4%
10,000	CIRCOR International Inc.†	301,701	254,800
135,000	CNH Industrial NV†	888,552	949,050
11,000	Crane Co.	330,050	654,060
2,000	Deere & Co.	57,800	314,300
10,000	Flowserve Corp.	186,379	285,200
27,000	Graco Inc.	536,147	1,295,730
2,600	IDEX Corp.	102,341	410,904
25,000	Navistar International Corp.†	527,489	705,000

4	See accompanying notes to financial statements.

∎	Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2020 (Unaudited)
Shares		Cost	Market Value

Common Stocks (Continued)
Machinery (Continued)
7,200	The Eastern Co.	$78,736	$128,664
50,800	The L.S. Starrett Co., Cl. A†	506,580	172,212
1,800	Watts Water Technologies Inc., Cl. A	29,086	145,800
10,000	Xylem Inc.	279,684	649,600

		3,824,545	5,965,320

Materials — 8.1%
500	AdvanSix Inc.†	3,671	5,870
10,500	Ampco-Pittsburgh Corp.†	93,967	32,235
49,000	Ferro Corp.†	105,742	585,060
44,000	Freeport-McMoRan Inc.	666,188	509,080
4,000	International Flavors & Fragrances Inc.	194,802	489,840
70,000	Myers Industries Inc.	804,903	1,018,500
39,500	Newmont Corp.	1,349,769	2,438,730
1,000	Sensient Technologies Corp.	20,129	52,160

		3,239,171	5,131,475

Media — 8.0%
3,000	AMC Networks Inc., Cl. A†	48,772	70,170
10,000	Cogeco Inc.	195,072	596,788
5,500	Discovery Inc., Cl. A†	93,558	116,050
12,000	Discovery Inc., Cl. C†	108,025	231,120
11,595	DISH Network Corp., Cl. A†	194,751	400,144
6,000	Fox Corp., Cl. A	249,300	160,920
96,000	Grupo Televisa SAB, ADR†	1,523,000	503,040
1,500	Liberty Broadband Corp., Cl. A†	9,828	183,285
1,800	Liberty Broadband Corp., Cl. C†	38,393	223,128
5,000	Liberty Global plc, Cl. A†	30,677	109,300
12,000	Liberty Global plc, Cl. C†	87,458	258,120
1,000	Liberty Latin America Ltd., Cl. A†	8,745	9,720
2,500	Liberty Media Corp.- Liberty Braves, Cl. A†	44,494	50,200
2,500	Liberty Media Corp.- Liberty Braves, Cl. C†	38,669	49,350
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	5,307	43,770
1,500	Liberty Media Corp.- Liberty Formula One, Cl. C†	5,510	47,565
1,098	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	6,072	37,826
7,500	Madison Square Garden Entertainment Corp.†	36,626	562,500
6,700	Madison Square Garden Sports Corp.†	86,784	984,163
3,000	Meredith Corp.	114,538	43,650
27,000	MSG Networks Inc., Cl. A†	47,993	268,650
8,000	Sinclair Broadcast Group Inc., Cl. A	69,431	147,680

		3,043,003	5,097,139

Shares		Cost	Market Value

Publishing — 0.4%
28,000	The E.W. Scripps Co., Cl. A	$205,275	$245,000

Retailing — 2.1%
8,500	Aaron’s Inc.	43,570	385,900
12,000	CVS Health Corp.	378,583	779,640
10,000	Hertz Global Holdings Inc.†	6,275	14,100
3,000	Ingles Markets Inc., Cl. A	41,296	129,210
700	The Cheesecake Factory Inc.	19,368	16,044

		489,092	1,324,894

Telecommunication Services — 3.4%
17,000	Millicom International Cellular SA, SDR	876,578	444,786
9,000	Rogers Communications Inc., Cl. B	123,161	361,710
18,500	Telephone and Data Systems Inc.	497,229	367,780
31,500	United States Cellular Corp.†	1,206,190	972,405

		2,703,158	2,146,681

Transportation — 1.9%
20,000	GATX Corp.	688,743	1,219,600

Utilities — 1.7%
26,000	National Fuel Gas Co.	1,389,247	1,090,180
	Total Common Stocks	32,947,188	63,012,260

Closed-End Funds — 0.3%
7,500	Altaba Inc., Escrow†	0	161,250

Rights — 0.0%

Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	0	0

TOTAL INVESTMENTS — 99.7%		$32,947,188	63,173,510
Other Assets and Liabilities (Net) — 0.3%			203,719
NET ASSETS — 100.0%			$63,377,229

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.	5

∎	Gabelli Capital Asset Fund

Statement of Assets and Liabilities

June 30, 2020 (Unaudited)

ASSETS:
Investments, at value (cost $32,947,188)	$63,173,510
Cash	30,454
Receivable for Fund shares sold	262,940
Dividends receivable	79,541
Prepaid expenses	1,655

Total Assets	63,548,100

LIABILITIES:
Payable for investment advisory fees	39,597
Payable for legal and audit fees	34,192
Payable for administrative services	13,199
Payable for Fund shares redeemed	38,313
Payable for accounting fees	11,250
Payable for payroll expenses	762
Payable for shareholder communications expenses	20,491
Other accrued expenses	13,067

Total Liabilities	170,871

Net Assets (applicable to 4,352,593 shares outstanding)	$63,377,229

NET ASSETS CONSIST OF:
Paid-in capital	$32,680,193
Total distributable earnings	30,697,036

Net Assets	$63,377,229

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($63,377,229 ÷ 4,352,593 shares outstanding)	$14.56

Statement of Operations

For the Six Months Ended June 30, 2020 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $2,815)	$490,708
Interest	890

Total Investment Income	491,598

EXPENSES:
Advisory fees	251,496
Administrative services fees	83,832
Legal and audit fees	30,328
Directors’ fees	26,216
Accounting fees	22,500
Shareholder communications expenses	12,431
Shareholder services fees	5,147
Custodian fees	4,776
Payroll expenses	1,279
Interest expense	292
Miscellaneous expenses	9,629

Total Expenses	447,926

Net Investment Income	43,672

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	1,559,290
Net realized loss on foreign currency transactions	(85)

Net realized gain on investments and foreign currency transactions	1,559,205

Net change in unrealized appreciation/ depreciation on investments	(17,032,862)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(15,473,657)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,429,985)

6	See accompanying notes to financial statements.

∎	Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019

OPERATIONS:
Net investment income	$ 43,672	$ 278,071
Net realized gain on investments and foreign currency transactions	1,559,205	6,692,268
Net change in unrealized appreciation/depreciation on investments	(17,032,862)	7,636,711

Net Increase/(Decrease) in Net Assets Resulting from Operations	(15,429,985)	14,607,050

DISTRIBUTIONS TO SHAREHOLDERS:
Accumulated earnings	—	(7,136,416)

Total Distributions to Shareholders	—	(7,136,416)

Net Decrease in Net Assets from Capital Share Transactions	(3,464,980)	(3,403,590)

Net Increase/(Decrease) in Net Assets	(18,894,965)	4,067,044

NET ASSETS:
Beginning of year	82,272,194	78,205,150

End of period	$63,377,229	$82,272,194

See accompanying notes to financial statements.	7

∎	Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months Ended June 30, 2020 (Unaudited)		Year Ended December 31,
			2019		2018	2017		2016		2015
Operating Performance:
Net asset value, Beginning of Year	$ 17.95		$ 16.45		$ 20.83	$ 19.55		$ 18.59		$ 23.09
Net investment income(a)	0.01		0.06		0.07	0.06		0.12		0.09
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(3.40)		3.15		(2.40)	3.95		2.53		(2.08)
Total from investment operations	(3.39)		3.21		(2.33)	4.01		2.65		(1.99)
Distributions to Shareholders:
Net investment income	—		(0.07)		(0.07)	(0.06)		(0.12)		(0.10)
Net realized gain on investments	—		(1.64)		(1.98)	(2.67)		(1.57)		(2.40)
Return of capital	—		—		—	(0.00	)(b)	—		(0.01)
Total distributions	—		(1.71)		(2.05)	(2.73)		(1.69)		(2.51)
Net Asset Value, End of Period	$ 14.56		$ 17.95		$ 16.45	$ 20.83		$ 19.55		$ 18.59
Total Return †	(18.9)%		19.5%		(11.1)%	20.5%		14.3%		(8.8)%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$63,377		$82,272		$78,205	$104,422		$104,498		$101,833
Ratio of net investment income to average net assets	0.13	%(c)	0.34%		0.33%	0.26%		0.60%		0.39%
Ratio of operating expenses to average net assets	1.34	%(c)	1.28	%(d)	1.26%	1.23%		1.22	%(e)	1.20%
Portfolio turnover rate	1%		1%		1%	2%		3%		1%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)	The Fund incurred tax expense during the year ended December 31, 2019, the effect of which was minimal.
(e)

During the years ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement been included in the 2016 calculation, the expense ratio would have been 1.04%. The 2017 reimbursement had no effect on the expense ratio.

8	See accompanying notes to financial statements.

⬛  Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. that was incorporated on April 8, 1993 in Maryland and commenced investment operations on May 1, 1995. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is growth of capital. Current income is a secondary objective. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (Guardian) and other selected insurance companies, including Ameritas Life Insurance Corporation.

2.	Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and ask prices or, if there were no ask prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or ask prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments for which market quotations are readily available are valued at the average of the latest bid and ask prices. If there were no ask prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities

9

∎  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2020 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/20
INVESTMENTS IN SECURITIES:
(Market Value):
Common Stocks:
Financials	$ 8,621,381	$15,120	—	$ 8,636,501
Other Industries (a)	54,375,759	—	—	54,375,759
Total Common Stocks	62,997,140	15,120	—	63,012,260
Closed-End Funds	—	161,250	—	161,250
Rights (a)	—	—	$ 0	0
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$62,997,140	$176,370	$ 0	$63,173,510

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended June 30, 2020, the Fund did not have transfers into or out of Level 3.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser –to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies

The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2020, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and

10

∎  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (NAV) per share of the Fund.

11

∎	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$367,047
Net long term capital gains	6,769,369

Total distributions paid	$7,136,416

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2020:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$34,184,015	$35,082,892	$(6,093,397)	$28,989,495

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. Except as disclosed in the Statement of Operations, for the six months ended June 30, 2020, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2020, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of certain aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Fund entered into a shareholder services agreement with The Guardian Insurance & Annuity Company, Inc. (Guardian), whereby Guardian provides various administrative services, including maintenance of books and records, reconciliations with respect to Fund purchase and redemption orders, and telephone support for contract owners, as well as providing advice to the Adviser with respect to relevant insurance laws, regulations, and related matters and IRS regulations with respect to variable contracts. As compensation for its services, the Fund pays Guardian a fee, computed daily and paid monthly, at the annual rate of 0.25% of the value of its average daily net assets.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

12

∎	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

4.	Portfolio Securities

Purchases and sales of securities during the six months ended June 30, 2020, other than short term securities and U.S. Government obligations, aggregated $342,064 and $3,674,418, respectively.

5.	Transactions with Affiliates

During the six months ended June 30, 2020, the Fund paid $1,760 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2020, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates an officer of the Fund, who is employed by the Fund and who is also employed by the Adviser and receives compensation from the Adviser. During the six months ended June 30, 2020, the Fund accrued $1,279 in payroll expenses in the Statement of Operations.

6.	Line of Credit

The Fund participates in an unsecured line of credit, which expires on March 3, 2021 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in Interest expense in the Statement of Operations. At June 30, 2020, there was no borrowing outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2020 was $4,357 with a weighted average interest rate of 1.45%. The maximum amount borrowed at any time during the six months ended June 30, 2020 was $180,000.

13

∎	Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2020 (Unaudited)

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months
	Ended
	June 30, 2020		Year Ended
	(Unaudited)		December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	45,710	$ 653,146	76,334	$ 1,404,561
Shares issued upon reinvestment of distributions	—	—	397,793	7,136,416
Shares redeemed	(276,871)	(4,118,126)	(644,015)	(11,944,567)
Net decrease	(231,161)	$(3,464,980)	(169,888)	$ (3,403,590)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

∎	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the 1940 Act), contemplates that the Board of Directors (the Board) of Gabelli Capital Asset Fund (the Fund), the only series of Gabelli Capital Series Funds, Inc. (the Company), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not interested persons of the Company, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the Advisory Agreement) with Gabelli Funds, LLC (the Adviser) for the Fund.

More specifically, at a meeting held on February 10, 2020, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement, and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and non-Independent Board Members of the Fund. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared to its Broadridge peer group of other SEC registered funds. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2019, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all multi-cap core funds underlying variable insurance products, regardless of asset size or primary channel of distribution (the Performance Peer Group). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below average in its Performance Peer Group for the one-year, three- year, five-year, and ten-year periods. The Board concluded that the Fund’s performance was reasonable in comparison to that of the Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members

15

∎	Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Members’ consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (Expense Peer Group). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio. In particular, the Board Members noted that the Fund’s advisory fee and total expense ratio were above the Expense Peer Group median.

The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro Forma Income Statements of the Adviser for the fiscal year ended December 31, 2019. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-

3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	August 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	August 28, 2020

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	August 28, 2020

* Print the name and title of each signing officer under his or her signature.